Allowance for Credit Losses - Activity in the Allowance for Loan Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended			12 Months Ended
	Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 25,704	[1]	$ 21,039	[1]	$ 29,061	$ 31,709	$ 21,039	[1]	$ 31,709	$ 31,709
Provision for (recapture of) credit losses	310		523				833
Provision for (recapture of) loan losses	214		515		(2,538)	(2,638)	729		(5,176)	(7,466)		$ (1,002)	$ 12,648
Charge-offs	(104)		(17)		(3,288)	(69)	(121)		(3,357)	(3,450)		(242)	(5,996)
Recoveries	9		34		127	59	43		186	246		256	1,844
Balance, end of period	25,919		25,704	[1]	23,362	29,061	25,919		23,362	21,039	[1]	31,709
Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			4,125				4,125
Balance, end of period										4,125
Commercial real estate
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	18,409		15,477		22,773	25,112	15,477		25,112	25,112
Provision for (recapture of) credit losses	227		218				445
Provision for (recapture of) loan losses					(3,968)	(2,321)			(6,289)	(6,391)		1,870	11,946
Charge-offs	0		0		(3,261)	(21)	0		(3,282)	(3,282)		(127)	0
Recoveries	3		28		4	3	31		7	38		13	14
Balance, end of period	18,639		18,409		15,548	22,773	18,639		15,548	15,477		25,112
Commercial real estate | Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			2,686				2,686
Balance, end of period										2,686
Owner-occupied commercial real estate
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	556		635		663	611	635		611	611
Provision for (recapture of) credit losses	163		(73)				90
Provision for (recapture of) loan losses					61	52			113	24		(602)	(1,114)
Charge-offs	0		0		0	0	0		0	0		0	0
Recoveries	0		0		0	0	0		0	0		17	0
Balance, end of period	719		556		724	663	719		724	635		611
Owner-occupied commercial real estate | Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			(6)				(6)
Balance, end of period										(6)
Acquisition, construction & development
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1,852		2,082		2,316	2,189	2,082		2,189	2,189
Provision for (recapture of) credit losses	(533)		410				(123)
Provision for (recapture of) loan losses					1,291	127			1,418	(1,287)		(886)	2,558
Charge-offs	0		0		0	0	0		0	0		0	0
Recoveries	0		0		0	0	0		0	0		0	0
Balance, end of period	1,319		1,852		3,607	2,316	1,319		3,607	2,082		2,189
Acquisition, construction & development | Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			(640)				(640)
Balance, end of period										(640)
Commercial & industrial
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	700		438		113	165	438		165	165
Provision for (recapture of) credit losses	(59)		25				(34)
Provision for (recapture of) loan losses					101	(32)			69	298		72	(1,752)
Charge-offs	(29)		0		0	(20)	(29)		(20)	(20)		0	(5,858)
Recoveries	0		0		0	0	0		0	0		20	1,726
Balance, end of period	612		700		214	113	612		214	438		165
Commercial & industrial | Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			237				237
Balance, end of period										237
Single family residential (1-4 units)
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	4,030		2,379		1,451	2,434	2,379		2,434	2,434
Provision for (recapture of) credit losses	487		(13)				474
Provision for (recapture of) loan losses					(49)	(1,030)			(1,079)	(239)		(1,490)	945
Charge-offs	0		0		0	0	0		0	0		(16)	(44)
Recoveries	3		3		117	47	6		164	184		183	65
Balance, end of period	4,520		4,030		1,519	1,451	4,520		1,519	2,379		2,434
Single family residential (1-4 units) | Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			1,661				1,661
Balance, end of period										1,661
Consumer non-real estate and other
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	157		28		14	18	28		18	18
Provision for (recapture of) credit losses	25		(44)				(19)
Provision for (recapture of) loan losses					26	15			41	129		34	65
Charge-offs	(75)		(17)		(27)	(28)	(92)		(55)	(148)		(99)	(94)
Recoveries	3		3		6	9	6		15	24		23	$ 39
Balance, end of period	110		157		19	14	110		19	28		18
Consumer non-real estate and other | Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			187				187
Balance, end of period										187
Unallocated reserve
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0		0		1,731	1,180	0		1,180	1,180
Provision for (recapture of) credit losses	0		0				0
Provision for (recapture of) loan losses					0	551			551
Charge-offs	0		0		0	0	0		0
Recoveries	0		0		0	0	0		0
Balance, end of period	$ 0		0		$ 1,731	$ 1,731	0		$ 1,731	0		$ 1,180
Unallocated reserve | Impact of CECL Adoption
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period			$ 0				$ 0
Balance, end of period										$ 0

[1]	Amount at March 31, 2023, reflects the impact of adopting Accounting Standards update 2016-13 - Financial Instruments - Credit Losses, which is commonly referred to as the Current Expected Credit Losses (CECL) standard, and our transition from an incurred loss methodology for these reserves to an expected credit loss methodology. Prior period amounts represent Allowance for Loan and Lease Losses (ALLL) under the incurred loss methodology. See Note 1 - Nature of Business Activities and Significant Accounting Policies in Notes to Consolidated Financial Statements for additional information related to our adoption of this standard.